Document and Entity Information	Jun. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 23, 2026
Entity Registrant Name	CIM Real Estate Finance Trust, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	000-54939
Entity Tax Identification Number	27-3148022
Entity Address Address Line 1	2398 East Camelback Road, 4th Floor
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85016
City Area Code	602
Local Phone Number	778-8700
Entity Information Former Legal Or Registered Name	CIM Real Estate Finance Trust, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001498547
Amendment Flag	false